Series B Redeemable Preferred Stock (Series B Redeemable Preferred Stock [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Series B Redeemable Preferred Stock [Member]
Series B Redeemable Preferred Stock

Series B Redeemable Preferred Stock

At March 31, 2013 there were 332,500 shares of 10.0% Series B preferred stock outstanding. The shares were sold on June 3, 2008 for $25.00 per share and bear a liquidation preference of $25.00 per share.

Dividends on the Series B preferred stock are cumulative and are payable quarterly in arrears on each March 31, June 30, September 30 and December 31, or, if not a business day, the next succeeding business day, at the annual rate of 10.0% of the $25.00 liquidation preference per share, equivalent to a fixed annual amount of $2.50 per share. Dividends on the Series B preferred stock accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, whether or not such dividends are declared and whether or not such dividends are prohibited by agreement. Accrued but unpaid dividends on the Series B preferred stock will not bear interest.

The Series B preferred stock will, with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, rank: (a) senior to the Company's common stock, (b) senior to all classes or series of preferred stock issued by the Company and ranking junior to the Series B preferred stock with respect to dividend rights or rights upon the Company's liquidation, dissolution or winding up, (c) on a parity with the Company's Series A preferred stock and Series C convertible preferred stock and with all classes or series of preferred stock issued by the Company and ranking on a parity with the Series B preferred stock with respect to dividend rights or rights upon the Company's liquidation, dissolution or winding up and (d) junior to all of the Company's existing and future indebtedness.

The Company will not pay any distributions, or set aside any funds for the payment of distributions, on its common shares, unless it has also paid (or set aside for payment) the full cumulative distributions on the preferred shares for the current and all past dividend periods. The Series B preferred stock has no stated maturity and is not subject to any sinking fund or mandatory redemption (except as described below).

The Series B preferred stock is not redeemable prior to June 3, 2013, except in certain limited circumstances relating to the maintenance of the Company's ability to qualify as a REIT as provided in the Company's articles of incorporation or a change of control (as defined in the Company's amendment to its articles of incorporation establishing the Series B preferred stock). The Company may redeem the Series B preferred stock, in whole or in part, at any time or from time to time on or after June 3, 2013 for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. Also, upon a change of control, each outstanding share of the Company's Series B preferred stock will be redeemed for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. At March 31, 2013, no events have occurred that would lead the Company to believe redemption of the preferred stock, due to a change of control or failure to maintain its REIT qualification, is probable.

Note 10.	Series B Redeemable Preferred Stock

On June 3, 2008 the Company offered and sold 332,500 shares of 10.0% Series B Cumulative Preferred Stock. The shares were sold for $25.00 per share and bear a liquidation preference of $25.00 per share. Underwriting and other costs of the offering totaled approximately $0.6 million to the Company. The net proceeds plus additional cash were used by the Company to pay an $8.5 million bridge loan with General Electric Capital Corporation. At December 31, 2012, 332,500 shares of 10.0% Series B preferred stock remained outstanding.

Dividends on the Series B preferred stock are cumulative and are payable quarterly in arrears on each March 31, June 30, September 30 and December 31, or, if not a business day, the next succeeding business day, at the annual rate of 10.0% of the $25.00 liquidation preference per share, equivalent to a fixed annual amount of $2.50 per share. Dividends on the Series B preferred stock accrue whether or not the Company has earnings, whether or not there are funds legally available for the payment of such dividends, whether or not such dividends are declared and whether or not such dividends are prohibited by agreement. Accrued but unpaid dividends on the Series B preferred stock will not bear interest.

The Series B preferred stock will, with respect to dividend rights and rights upon the Company's liquidation, dissolution or winding up, rank: (a) senior to the Company's common stock, (b) senior to all classes or series of preferred stock issued by the Company and ranking junior to the Series B preferred stock with respect to dividend rights or rights upon the Company's liquidation, dissolution or winding up, (c) on a parity with the Company's Series A preferred stock and with all classes or series of preferred stock issued by the Company and ranking on a parity with the Series B preferred stock with respect to dividend rights or rights upon the Company's liquidation, dissolution or winding up and junior to all of the Company's existing and future indebtedness.

The Company will not pay any distributions, or set aside any funds for the payment of distributions, on its common shares, unless it has also paid (or set aside for payment) the full cumulative distributions on the preferred shares for the current and all past dividend periods. The Series B preferred stock has no stated maturity and is not subject to any sinking fund or mandatory redemption (except as described below).

The Series B preferred stock is not redeemable prior to June 3, 2013, except in certain limited circumstances relating to the maintenance of the Company's ability to qualify as a REIT as provided in the Company's articles of incorporation or a change of control (as defined in the Company's amendment to its articles of incorporation establishing the Series B preferred stock). The Company may redeem the Series B preferred stock, in whole or in part, at any time or from time to time on or after June 3, 2013 for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. Also, upon a change of control, each outstanding share of the Company's Series B preferred stock will be redeemed for cash at a redemption price of $25.00 per share, plus all accrued and unpaid dividends. At December 31, 2012, no events have occurred that would lead the Company to believe redemption of the preferred stock, due to a change of control or failure to maintain its REIT qualification, is probable.